Segment Reporting - Long-lived Assets by Geographical Segments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
U.S.
Segment Reporting Information [Line Items]
Total long-lived assets	$ 5,311	$ 4,850
ITALY
Segment Reporting Information [Line Items]
Total long-lived assets	1,531	1,663
FRANCE
Segment Reporting Information [Line Items]
Total long-lived assets	830	897
GERMANY
Segment Reporting Information [Line Items]
Total long-lived assets	671	809
SPAIN
Segment Reporting Information [Line Items]
Total long-lived assets	626	749
CANADA
Segment Reporting Information [Line Items]
Total long-lived assets	240	565
BRAZIL
Segment Reporting Information [Line Items]
Total long-lived assets	308	386
CHINA
Segment Reporting Information [Line Items]
Total long-lived assets	534	278
Other
Segment Reporting Information [Line Items]
Total long-lived assets	648	1,455
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Total long-lived assets	$ 10,699	$ 11,652